LONG-TERM DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Long Term Deposits [Line Items]
Concession fee deposits	$ 21,633	$ 14,505
Office rental deposits	674	537
Total long-term deposits	$ 22,307	$ 15,042
Concession fee deposit term			3 years	5 years
Office rental deposits, term			2 years	3 years